Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On October 1, 2019, the Company issued stock options to purchase 800 shares of common stock to the Chief Financial Officer as part of her compensation. The stock options were issued and are exercisable at an exercise price of $8.75 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 13, 2019, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $7.50 at any time from date of issuance and expire in 5 years from the date of issuance.

On November 7, 2019, the Company filed a certificate with the Nevada Secretary of State to terminate the effectiveness of Amendment of Article 3 to effect reverse split of the Corporation’s common stock in the ratio of 1:125.

On November 13, 2019, the Patent Trial and Appeal Board of the United States Patent and Trademark Office (the “Board”) issued a written decision in the inter partes review (“IPR”) action that was brought by Mallinckrodt Pharmaceuticals Ireland Limited (“Mallinckrodt”) against BioVie Inc. (“BioVie” or “Company”). In that action, Mallinckrodt sought to invalidate BioVie’s patent (U.S. Pat. No. 9,655,945, “Treatment of Ascites”) (the “’945 Patent”). In its decision, the Board determined that all claims of the ‘945 Patent were not patentable because they were either anticipated or obvious in light of prior art. The Board also denied BioVie’s Motion to Amend the claims on similar grounds.  The result of the Board’s decision is that the ‘945 patent is no longer valid or enforceable. Acuitas Group Holdings, LLC was aware of this patent challenge when it purchased a majority ownership interest in the company in July 2018.

BioVie is evaluating the Board’s decision to determine if it will request a rehearing by the Board or appeal the Board’s decision to the U.S. Court of Appeals for the Federal Circuit. This ruling is unrelated to the Company’s Orphan drug designations for ascites and hepatorenal syndrome (“HRS”), which remain unchanged. An Orphan drug that is first-to-market typically receives 7 years of market exclusivity in the United States for the designated use(s). In addition, the ruling does not affect the Company’s rights in its pending patent application directed to proprietary liquid formulations of terlipressin for use in its planned Phase 2b/3 trial, subject to FDA clearance, which could eventually provide up to 20 years of patent coverage in each country in which the Company seeks patent protection, such as the United States, if a patent issues from a patent application according to the patent laws of each issuing country.

10.	Subsequent Events

On September 24, 2019, BioVie Inc., a Nevada corporation (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holdings, LLC (“Acuitas”) pursuant to which (i) Acuitas agreed to purchase a 10% OID Convertible Delayed Draw Debenture (the “Debenture”) due September 20, 2020 in aggregate commitment amount of up to $2.0 million, and (ii) the Company issued 1,125,000 shares (the “Commitment Shares”) of the Company’s Class A Common Stock (the “Common Stock”) and warrants (the “Commitment Warrants”) to purchase an equal number of shares, each subject to the terms and conditions set forth in the Purchase Agreement. The Debentures accrue additional principal at the rate of 6% per annum and interest at the rate of 10% per annum, are convertible into shares of Common Stock $4.00 per share or, subsequent to the closing of the Company’s planned public offering of shares of Common Stock (the “Public Offering”) as described in its Registration Statement on Form S-1 (File No. 333-231136), the lower of $4.00 or 80% of the offering price to the public in the Public Offering and are mandatorily redeemable upon such closing at 100% of the accrued principal amount and unpaid interest to the date of redemption. The Commitment Warrants are five year warrants, exercisable upon the earlier of the effectiveness of the Company's currently pending reverse stock split and December 1, 2019 at the lower of $4.00 or 80% of the offering price to the public in the Public Offering. Upon entering into the Purchase Agreement, the Company drew an initial $500,000 under the Debenture and in accordance with the Purchase Agreement, Acuitas received an additional 125,000 warrants (the “Bridge Warrants”) having the same terms as the Commitment Warrants. Any future draws under the Debenture, which may be made from and after October 15, 2019, November 15, 2019 and December 15, 2019 in equal tranches of $500,000 each, will entitle Acuitas to receive additional Bridge Warrants in equal amount upon such funding.

Pursuant to the Purchase Agreement, Acuitas has agreed to further modify its existing rights under the Purchase Agreement dated July 3, 2018 with the Company so that Acuitas’ previous agreement in June 2019 to waive its rights to a 50% adjustment of the purchase price of the Preferred Stock in the July 2018 transaction, the exercise price of the warrants in such transaction and the price per share in a purchase option triggered on July 3, 2019 (any such purchase, a “Subsequent Sale”) in the event of certain reductions in the useful life of our current intellectual property rights, and effectively exercise its rights to purchase securities in a Subsequent Sale pursuant to a “cashless purchase” at an assumed current market price of approximately $11.25 per share, conditioned in each case on the listing of the Company’s common stock on NASDAQ or the raising of $2.0 million in additional funds in the form of another securities offering, in either case not later than November 30, 2019, such that Acuitas will have irrevocably waived its rights to an adjustment in the purchase price of the Preferred Stock in the Initial Sale and the exercise price of the Warrants and the purchase price of per share in the Subsequent Sale upon the issuance by us of an aggregate of 2,679,916 shares of Common Stock and 2,679,916 warrants having the same terms as the Commitment Warrants to Acuitas, which is currently expected with the closing of the Public Offering. In addition, the Purchase Agreement provides that, should the underwriters in the Public Offering exercise their option to purchase additional securities during the 45 days following closing and the issuance of such securities would result in Acuitas’ beneficial ownership (on a fully diluted basis) of shares of Common Stock being below 60%, Acuitas shall be issued a number of additional shares of Common Stock and warrants having the same terms as the Commitment Warrants to result in its beneficial ownership (on a fully diluted basis) of shares of Common Stock equalling 60%.